Acquisitions and Dispositions - Additional Information (Detail) $ in Thousands		12 Months Ended
	Oct. 08, 2014 USD ($) T	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Business Acquisition [Line Items]
Goodwill attributed to the expected synergies		$ 2,011,278	$ 2,068,664	$ 1,973,608
Business acquisition purchase price		19,089	768,581
Gallatin Steel Company [Member]
Business Acquisition [Line Items]
Business acquisition purchase price	$ 779,100
Approximate amount of commercial paper issued	$ 300,000
Annual production capacity | T	1,800,000
Goodwill attributed to the expected synergies	$ 94,737
Other Minor Acquisitions [Member]
Business Acquisition [Line Items]
Business acquisition purchase price		19,100	38,500	0
Steel Mills [Member]
Business Acquisition [Line Items]
Goodwill attributed to the expected synergies		$ 590,634	$ 594,402	$ 495,897
Steel Mills [Member] | Gallatin Steel Company [Member]
Business Acquisition [Line Items]
Goodwill attributed to the expected synergies	94,700
Goodwill expected to be deductible for tax purposes	$ 98,100